Marketable Securities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Aggregate fair value of unrealized loss positions less than one year	$ 51,000	$ 51,000		$ 220,500
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer				15,300
Investments with credit losses	0	0		$ 0
Realized gains or losses recognized	0	0	$ 0
Reclassification out of Accumulated Other Comprehensive Gain (Loss)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Available-for-sale, reclassifications out of accumulated other comprehensive gain (loss)	$ 0	$ 0	$ 0